Capital Stock (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 03, 2012 Y	Feb. 26, 2011	Feb. 27, 2010
Summary of option activity
Options outstanding, Number, Beginning Balance	4,610	9,023	12,731
Options outstanding, Weighted Average Exercise Price, Beginning of Period	$ 70.36	$ 44.18	$ 27.51
Exercised during the year, Number	(291)	(3,737)	(3,408)
Exercised during the year, Weighted Average Exercise Price	$ 29.70	$ 17.83	$ 8.87
Forfeited/cancelled/expired during the year, Number	(701)	(676)	(859)
Forfeited/cancelled/expired during the year, Weighted Average Exercise Price	$ 64.58	$ 46.08	$ 15.03
Granted during the year, Number			559
Granted during the year, Weighted Average Exercise Price			$ 64.14
Options outstanding, Number, Ending Balance	3,618	4,610	9,023
Options outstanding, Weighted Average Exercise Price, End of Period	$ 73.86	$ 70.36	$ 44.18
Ending balance, Average Remaining Contractual Life in Years	1.72
Aggregate Intrinsic Value
Stock Options Vested and Expected to Vest, Not Exercised	3,570
Stock Options Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 73.66
Stock Options Vested and Expected to Vest, Average Remaining Contractual Life in Years	1.71
Stock Options Vested and Expected to Vest, Aggregate Intrinsic Value
Exercisable, Number	3,019
Weighted-average exercise price of stock options exercisable	$ 70.88
Exercisable, Weighted Average Remaining Contractual Term	1.60
Exercisable, Aggregate Intrinsic Value